Debt (Details) - Schedule of future principal payments of the senior secured notes - Senior Secured Notes [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Debt (Details) - Schedule of future principal payments of the senior secured notes [Line Items]
2021
2022	7,500
2023	15,000
2024	17,500
2025	10,000
Total	$ 50,000